Loans and Allowance for Credit Losses, PCI, by Loan to Value Ratio, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
By LTV/CLTV:
Total consumer PCI loans (carrying value)	$ 23,320	$ 26,727
Residential Mortgage [Member]
By LTV/CLTV:
Total consumer PCI loans (carrying value)	21,813	24,223
Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total consumer PCI loans (carrying value)	21,712	24,100
Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total consumer PCI loans (carrying value)	101	123
Purchased Credit-Impaired Loans [Member] | Residential Mortgage [Member]
By LTV/CLTV:
0-60%	4,343	2,533
60.01-80%	11,335	8,583
80.01-100%	7,843	10,454
100.01-120%	2,481	4,744
Greater than 120%	1,024	3,286
No LTV/CLTV available	10	10
Total consumer PCI loans (adjusted unpaid principal balance)	27,036	29,610
Total consumer PCI loans (carrying value)	21,813	24,223
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
0-60%	4,309	2,501
60.01-80%	11,264	8,541
80.01-100%	7,751	10,366
100.01-120%	2,437	4,677
Greater than 120%	1,000	3,232
No LTV/CLTV available	9	9
Total consumer PCI loans (adjusted unpaid principal balance)	26,770	29,326
Total consumer PCI loans (carrying value)	21,712	24,100
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
0-60%	34	32
60.01-80%	71	42
80.01-100%	92	88
100.01-120%	44	67
Greater than 120%	24	54
No LTV/CLTV available	1	1
Total consumer PCI loans (adjusted unpaid principal balance)	266	284
Total consumer PCI loans (carrying value)	$ 101	$ 123